EDGAR


January 5, 2004


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)
         John Hancock Tax-Exempt Series
          John Hancock New York Tax-Free Income Fund
          John Hancock Massachusetts Tax-Free Income Fund
         File Nos.  33-12947; 811-5079

CERTIFICATE UNDER RULE 497 (j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statements of Additional Information dated January 1, 2004 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.




                                                     Sincerely,


                                                     /s/Joan O'Neill
                                                     ---------------
                                                     Joan O'Neill
                                                     Senior Paralegal
                                                     Federal Registration